Accrued maintenance liability	12 Months Ended
Dec. 31, 2021
Accrued Maintenance Liability [Abstract]
Accrued maintenance liability	Accrued maintenance liability
Movements in accrued maintenance liability during the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
	2021	2020
Accrued maintenance liability at beginning of period	$1,750,395	$2,190,159
GECAS Transaction	1,234,857	—
Maintenance payments received	448,516	345,699
Maintenance payments returned	(209,087)	(412,492)
Release to income upon sale	(20,428)	(95,042)
Release to income other than upon sale	(273,146)	(344,210)
Lessor contribution, top ups and other	(30,456)	66,281
Accrued maintenance liability at end of period	$2,900,651	$1,750,395